UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 1999

Check here if Amendment [  ];  Amendment Number: ___________
This Amendment (check only one):  [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Monarch Capital Management, Inc.
Address:  127 West Berry Street, Suite 402
          Fort Wayne, IN  46802

Form 13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager:
Name:   Margaret H. Candor
Title: Vice President and Treasurer
Phone:  (219) 422-2765

Signature, Place, and Date of Signing:

   /s/ ______________
   Fort Wayne, Indiana
   August 13, 1999

Report Type:

[X]   13F HOLDING REPORT.

[ ]   13F NOTICE

[ ]   13F COMBINATION REPORT


List of Other Managers Reporting for this Manager: N/A

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total:     89

Form 13F Information Table Value Total:  $168,874,695 (thousands)


List of Other Included Managers:    0

FORM 13F INFORMATION TABLE

     Column 1       Column 2  Column 3 Column 4                Column Column Column Column
                                                                 5 6 7 8
                                                                                Voting
Name of Issuer         Title     CUSIP Value    Shrs   SH/PRN Put/Call Investment Other authority
                    of Class           (x$1000) or                discretion managers
                                                prn
                                                amt
                                                                                  Sole Shared      None
Abbott Labs         Common    002824100 4,444,481 97,950 SH        Sole         15,000          82,950
Air  Prods  & Chems Common    009158106 547,400 13,600  SH         Sole          4,700            8,900
Inc
Albertsons Inc      Common    013104104 1,307,831 25,364 SH        Sole         10,000           15,364
America  Online Inc Common    02364J104 231,000 2,100   SH         Sole                           2,100
Del
American       Home Common    026609107 2,038,190 35,524 SH        Sole          7,600           27,924
Products
American            Common    026874107 6,326,458 53,957 SH        Sole         12,219           41,738
International Grp
Anheuser  Busch Cos Common    035229103 383,063 5,400   SH         Sole                           5,400
Inc
Automatic      Data Common    053015103 3,740,000 85,000 SH        Sole         17,700           67,300
Processing
Baldor Electric     Common    057741100 1,415,955 71,243 SH        Sole         25,710           45,533
Bank One Corp       Common    06423A103 454,045 7,623   SH         Sole                           7,623
Belden Inc          Common    077459105 4,110,069 171,700 SH       Sole         43,900          127,800
Berkshire  Hathaway Cl A      084670108 1,033,500 15    SH         Sole                              15
Inc Del
Berkshire  Hathaway Cl B      084670207 620,480 277     SH         Sole                             277
Inc Del
Bioanalytical       Common    09058M103  39,375 10,000  SH         Sole                          10,000
Systems Inc
Biomet Inc          Common    090613100 4,960,999 124,805 SH       Sole         26,200           98,605
BP   Amoco  P  L  C Common    055622104 1,941,521 17,894 SH        Sole          1,887           16,007
Sponsored ADR
Bristol       Myers Common    110122108 2,947,105 41,840 SH        Sole          4,000           37,840
Squibb
Choicepoint Inc     Common    170388102 349,050 5,200   SH         Sole                           5,200
Chubb Corp          Common    171232101 222,400 3,200   SH         Sole          3,000              200
Cisco Sys Inc       Common    17275R102 238,419 3,700   SH         Sole                           3,700
Coca Cola Inc       Common    191216100 3,835,444 61,862 SH        Sole         13,100           48,762
Cooper  Tire  & Rbr Common    216831107 2,197,125 93,000 SH        Sole         35,700           57,300
Co
CSX Corp            Common    126408103 553,575 12,200  SH         Sole         11,000            1,200
Dayton Hudson Corp  Common    239753106 546,000 8,400   SH         Sole          3,100            5,300
Deere & Co          Common    244199105 454,575 11,600  SH         Sole          4,600            7,000
Disney Walt Co.     Common    254687106 2,400,756 77,915 SH        Sole         15,600           62,315
Dow Jones & Co Inc  Common    260561105 265,313 5,000   SH         Sole                           5,000
Duke Energy Corp    Common    264399106 391,950 7,200   SH         Sole          6,800              400
Duke   Realty  Invt Com new   264411505 1,335,700 59,200 SH        Sole         22,200           37,000
inc
E M C Corp Mass     Common    268648102 6,369,000 115,800 SH       Sole         26,100           89,700
Emerson Elec Co     Common    291011104 992,525 15,770  SH         Sole          1,600           14,170
Equifax Inc         Common    294429105 1,855,750 52,000 SH        Sole                          52,000
Equity Office Pptys Common    294741103 1,368,375 53,400 SH        Sole         21,500           31,900
Tr
Exxon Corp          Common    302290101 478,175 6,200   SH         Sole          3,200            3,000
Fifth Third Bancorp Common    316773100 4,001,471 60,116 SH        Sole         10,125           49,991
Franklin Electric   Common    353514102 5,704,010 87,754 SH        Sole         16,500           71,254
General Elec  Co    Common    369604103 6,773,785 59,945 SH        Sole         11,550           48,395
General Motors Corp Common    370442105 231,000 3,500   SH         Sole                           3,500
Gillette Co         Common    375766102 1,726,100 42,100 SH        Sole         10,100           32,000
GTE Corp            Common    362320103 410,494 5,437   SH         Sole          1,200            4,237
Halliburton Co      Common    406216101 230,775 5,100   SH         Sole          3,800            1,300
Heinz H J Co        Common    423074103 551,375 11,000  SH         Sole          1,500            9,500
Hewlett Packard     Common    428236103 2,814,000 28,000 SH        Sole          6,900           21,100
Hillenbrand    Inds Common    431573104 1,657,816 38,331 SH        Sole          9,400           28,931
Inc
Home Depot          Common    437076102 4,723,269 73,300 SH        Sole         21,300           52,000
Intel Corp          Common    458140100 6,289,194 105,701 SH       Sole         24,600           81,101
Intl Paper Co       Common    460146103 1,356,750 27,000 SH        Sole         27,000                0
Ionics Inc          Common    462218108 1,297,575 35,550 SH        Sole         18,200           17,350
Johnson & Johnson   Common    478160104 3,661,868 37,366 SH        Sole          6,604           30,762
Kellogg Co          Common    487836108 369,600 11,200  SH         Sole          1,600            9,600
Lakeland Finl Corp  Common    511656100 605,500 34,600  SH         Sole          8,000           26,600
Lilly Eli & Co      Common    532457108 490,631 6,850   SH         Sole                           6,850
Lincoln  Natl  Corp Common    534187109 333,545 6,376   SH         Sole             30            6,346
Ind
Littlefuse Inc      Common    537008104 4,040,575 209,900 SH       Sole         53,500          156,400
Loewen Group Inc    Common    54042L100  10,875 17,400  SH         Sole          5,000           12,400
Lucent Technologies Common    549463107 371,176 5,504   SH         Sole            648            4,856
McDonalds Corp      Common    580135101 2,627,888 63,900 SH        Sole         11,000           52,900
Medtronic           Common    585055106 295,925 3,800   SH         Sole          2,300            1,500
Merck & Co Inc      Common    589331107 7,613,267 103,406 SH       Sole         22,300           81,106
Merrill  Lynch & Co Common    590188108 381,600 4,800   SH         Sole            500            4,300
Inc
Microsoft Corp      Common    594918104 6,092,166 67,550 SH        Sole         17,600           49,950
Minnesota Mng & Mfg Common    604059105 1,435,773 16,515 SH        Sole          5,000           11,515
Co
Mobil Corp          Common    607059102 278,278 2,818   SH         Sole                           2,818
Morgan  J   P  & Co Common    616880100 351,250 2,500   SH         Sole                           2,500
Inc
Motorola Inc        Common    620076109 530,600 5,600   SH         Sole          1,600            4,000
National City Corp  Common    635405103 5,584,858 85,265 SH        Sole         21,405           63,860
Nisource            Common    629140104 592,810 22,966  SH         Sole         10,000           12,966
Norfolk    Southern Common    655844108 590,450 19,600  SH         Sole         16,200            3,400
Corp
Northern      Trust Common    665859104 1,527,750 15,750 SH        Sole          2,100           13,650
Company
Nucor Corp          Common    670346105 2,960,100 62,400 SH        Sole         19,700           42,700
Pepsico Inc         Common    713448108 2,124,756 54,921 SH        Sole         16,000          38,921
Philip Morris       Common    718154107 2,820,359 70,180 SH        Sole         14,700           55,480
Post Pptys Inc      Common    737464107 758,500 18,500  SH         Sole         10,400            8,100
Procter & Gamble Co Common    742718109 1,039,763 11,650 SH        Sole          3,850            7,800
Professionals   Ins Common    742954100 586,305 17,372  SH         Sole          7,548            9,824
Mgt
Qualcomm Inc        Common    747525103 287,000 2,000   SH         Sole                           2,000
Royal Dutch Pete Co NY    Reg 780257804 1,049,314 17,416 SH        Sole          7,000           10,416
                    Gld1.25
Schering     Plough Common    806605101 2,023,350 38,540 SH        Sole         18,240          20,300
Corp
Schlumberger Ltd    Common    806857108 786,541 12,350  SH         Sole          7,100            5,250
Scotts Co           Cl A      810186106 571,500 12,000  SH         Sole         12,000                0
Shoreline Finl Corp Common    825190101 208,784 6,945   SH         Sole          6,945                0
Shurgard    Storage Common    82567D104 667,275 24,600  SH         Sole         11,500           13,100
Ctrs
Steel Dynamics Inc  Common    858119100 4,185,349 270,568 SH       Sole         65,300          205,268
Union Accep Corp    Cl A      904832102 4,431,399 633,057 SH       Sole        390,357          242,700
Wabash Natl Corp    Common    929566107 4,280,906 220,950 SH       Sole         49,300          171,650
Wal Mart Stores Inc Common    931142103 1,379,950 28,600 SH        Sole            900           27,700
Walgreen Co         Common    931422109 1,204,375 41,000 SH        Sole         11,400           29,600
Wells  Fargo  &  Co Common    949746101 1,153,566 26,984 SH        Sole         10,000           16,984
New
Westvaco Corp       Common    961548104 406,000 14,000  SH         Sole         14,000          0
TOTAL                               168,874,695 4,266,472